UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05537

Nicholas Money Market Fund, Inc.

(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of principal executive offices)          (Zip code)

Jeffrey T. May, Senior Vice President and Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 12/31/2004

Date of reporting period: 09/30/2004

Item 1. Schedule of Investments.

	Nicholas Money Market Fund, Inc.
	Schedule of Investments (unaudited)
	September 30, 2004
Principal Amount		Maturity Date and Rate	Amortized Cost
Commercial Paper - 97.69%
2,460,000	Sara Lee Corporation	10/01/2004, 1.77%	$ 2,460,000
2,650,000	Bank of America Corp	10/04/2004, 1.49%	2,649,671
2,000,000	Bank of America Corp	10/04/2004, 1.50%	1,999,750
1,000,000	Abbott Laboratories	10/05/2004, 1.44%	999,840
1,250,000	Citigroup Global Markets Inc.	10/06/2004, 1.50%	1,249,739
2,750,000	American Express Credit Corporation	10/06/2004, 1.58%	2,749,396
1,375,000	Coca-Cola Enterprises Inc.	10/07/2004, 1.52%	1,374,652
1,845,000	American General Finance Corporation	10/08/2004, 1.56%	1,844,440
1,125,000	LaSalle Bank Corporation	10/08/2004, 1.57%	1,124,656
1,965,000	E.I. DuPont de Nemours & Company	10/12/2004, 1.53%	1,964,081
1,700,000	American Honda Finance Corporation	10/12/2004, 1.56%	1,699,190
1,130,000	LaSalle Bank Corporation	10/13/2004, 1.57%	1,129,409
150,000	American General Finance Corporation	10/14/2004, 1.57%	149,915
390,000	General Electric Capital Corporation	10/14/2004, 1.59%	389,776
2,100,000	Morgan Stanley	10/14/2004, 1.73%	2,098,688
2,175,000	LaSalle Bank Corporation	10/15/2004, 1.55%	2,173,689
545,000	General Electric Capital Corporation	10/18/2004, 1.60%	544,588
1,025,000	Coca-Cola Enterprises Inc.	10/18/2004, 1.61%	1,024,221
1,700,000	Coca-Cola Enterprises Inc.	10/19/2004, 1.59%	1,698,648
927,000	General Electric Capital Corporation	10/19/2004, 1.60%	926,258
1,030,000	U.S. Bancorp	10/20/2004, 1.59%	1,029,136
1,040,000	U.S. Bancorp	10/21/2004, 1.59%	1,039,081
2,900,000	Pfizer Inc.	10/21/2004, 1.69%	2,897,277
1,000,000	American Honda Finance Corporation	10/22/2004, 1.60%	999,067
700,000	E.I. DuPont de Nemours & Company	10/25/2004, 1.60%	699,253
3,300,000	Marshall & Ilsley Corporation	10/26/2004, 1.74%	3,296,013
1,000,000	Prudential plc	10/27/2004, 1.58%	998,859
3,025,000	Shell Finance (U.K.) PLC	10/27/2004, 1.59%	3,021,526
2,925,000	Fortune Brands, Inc.	10/28/2004, 1.67%	2,921,336
1,025,000	Toyota Motor Credit Corporation	10/29/2004, 1.63%	1,023,701
1,020,000	Toyota Motor Credit Corporation	11/01/2004, 1.63%	1,018,569
1,175,000	Citigroup Global Markets Inc.	11/02/2004, 1.66%	1,173,266
4,000,000	Wal-Mart Stores, Inc.	11/02/2004, 1.67%	3,994,062
1,375,000	American Honda Finance Corporation	11/03/2004, 1.67%	1,372,895
350,000	Coca-Cola Enterprises Inc.	11/03/2004, 1.67%	349,464
1,160,000	American General Finance Corporation	11/03/2004, 1.76%	1,158,129
830,000	U.S. Bancorp	11/04/2004, 1.64%	828,714
400,000	American General Finance Corporation	11/08/2004, 1.70%	399,282
3,000,000	Credit Suisse First Boston	11/08/2004, 1.72%	2,994,553
1,825,000	Toyota Credit de Puerto Rico Corporation	11/09/2004, 1.70%	1,821,639
1,500,000	Credit Suisse First Boston	11/09/2004, 1.72%	1,497,205
600,000	American Honda Finance Corporation	11/09/2004, 1.74%	598,869
500,000	Toyota Credit de Puerto Rico Corporation	11/09/2004, 1.78%	498,789
1,200,000	Marshall & Ilsley Corporation	11/10/2004, 1.76%	1,197,653
1,500,000	U.S. Bancorp	11/15/2004, 1.70%	1,496,812
1,000,000	UBS Finance (Delaware) LLC	11/16/2004, 1.66%	997,879
3,700,000	Prudential plc	11/16/2004, 1.72%	3,691,868
1,500,000	E.I. DuPont de Nemours & Company	11/16/2004, 1.75%	1,496,646
825,000	Citigroup Global Markets Inc.	11/17/2004, 1.73%	823,137
215,000	E.I. DuPont de Nemours & Company	11/17/2004, 1.75%	214,509
575,000	American General Finance Corporation	11/18/2004, 1.74%	573,666
2,175,000	Sara Lee Corporation	11/18/2004, 1.83%	2,170,025
910,000	Prudential Funding, LLC	11/22/2004, 1.79%	907,647
1,600,000	UBS Finance (Delaware) LLC	11/23/2004, 1.73%	1,595,925
1,500,000	Pfizer Inc.	11/24/2004, 1.77%	1,496,018
1,050,000	General Electric Capital Corporation	11/24/2004, 1.80%	1,047,165
1,325,000	General Electric Capital Corporation	11/26/2004, 1.78%	1,321,331
2,000,000	UBS Finance (Delaware) LLC	11/29/2004, 1.80%	1,994,100
1,300,000	Abbott Laboratories	11/30/2004, 1.76%	1,296,187
360,000	American General Finance Corporation	11/30/2004, 1.80%	358,920
1,400,000	Citigroup Global Markets Inc.	12/01/2004, 1.84%	1,395,635
1,500,000	Shell Finance (U.K.) PLC	12/06/2004, 1.77%	1,495,133
			91,451,548

U.S. Government Obligations - 4.75%
4,450,000	Federal Home Loan Bank System	02/04/2005, 1.30%	4,450,000

Variable Rate Securities - 0.02%
19,055	U.S. Bank N.A. (1)	10/01/2004, 1.59%	19,055
	Total Investments		95,920,603
	Liabilities, Net of Other Assets - (2.06)%		(2,307,172)
	Total Net Assets		$93,613,431

(1) Subject to a demand feature as defined by the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)  The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter..

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Money Market Fund, Inc.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: 11/29/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: 11/29/2004

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: 11/29/2004